Structure of Obsidian Energy - Additional Information (Detail)	9 Months Ended
Sep. 30, 2020 Segment
Disclosure of operating segments [line items]
Number of operating segment	1
Percentage of ownership in petroleum and natural gas assets	100.00%
Obsidian [member]
Disclosure of operating segments [line items]
Proportion of ownership interest in joint arrangement	55.00%